NOVEMBER 11, 2002 SUPPLEMENT TO THE
                                                       TRAVELERS MARQUIS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2002


Effective January 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Variable Funding Options" section is replaced with the following:

           FUNDING                                 INVESTMENT                         INVESTMENT
           OPTION                                   OBJECTIVE                     ADVISER/SUBADVISER
------------------------------       ---------------------------------       ----------------------------
Dreyfus Variable Investment
   Fund
   Developing Leaders Portfolio      Seeks to maximize capital               The Dreyfus Corporation
     Initial Shares--                appreciation. The Fund normally
                                     invests in companies with market
                                     capitalizations of less than $2
                                     billion at the time of purchase.





L - 19936                                                      November 11, 2002